Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
REVENUES, NET	$ 148,811,976	$ 164,392,555	$ 133,134,633
COST OF GOODS SOLD	114,531,512	127,873,515	103,890,824
GROSS PROFIT	34,280,464	36,519,040	29,243,809
SELLING EXPENSES	29,177,163	30,876,959	26,954,914
GENERAL AND ADMINISTRATIVE EXPENSES	15,668,684	8,187,176	6,956,029
STOCK BASED COMPENSATION	10,360,000		3,941,600
IMPAIRMENT OF LONG-LIVED ASSETS		148,795	228,506
TOTAL OPERATING EXPENSES	55,205,847	39,212,930	38,081,049
LOSS FROM OPERATIONS	(20,925,383)	(2,693,890)	(8,837,240)
OTHER INCOME (EXPENSES):
INTEREST INCOME	883,908	401,921	707,878
INTEREST EXPENSE	(65,854)	(262,218)	(455,187)
INVESTMENT LOSS	(2,316,994)
OTHER INCOME (EXPENSES)	1,680,087	455,547	176,519
CHANGE IN FAIR VALUE OF PURCHASE OPTION AND WARRANTS LIABILITY			64,090
LOSS BEFORE INCOME TAXES	(20,744,236)	(2,098,640)	(8,343,940)
PROVISION FOR INCOME TAXES	394,541	1,099,726	31,638
NET LOSS	(21,138,777)	(3,198,366)	(8,375,578)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(252)	(6,247)	(255,716)
NET LOSS ATTRIBUTABLE TO CHINA JO-JO DRUGSTORES, INC.	(21,138,525)	(3,192,119)	(8,119,862)
OTHER COMPREHENSIVE LOSS
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(2,617,857)	1,534,807	1,377,761
COMPREHENSIVE LOSS	$ (23,756,634)	$ (1,663,559)	$ (6,997,817)
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic (in Shares)	10,196,552	3,479,316	3,398,397
Diluted (in Shares)	10,196,552	3,479,316	3,398,397
LOSS PER SHARE:
Basic (in Dollars per share)	$ (2.07)	$ (0.92)	$ (2.39)
Diluted (in Dollars per share)	$ (2.07)	$ (0.92)	$ (2.39)